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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08250

ING VP Emerging Markets Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Emerging Markets Fund, Inc.

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP EMERGING MARKETS FUND, INC.	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		Austria: 0.9%
2,700		Bank Austria Creditanstalt AG	$192,001

			192,001

		Brazil: 11.0%
2,600		Banco Itau Holding Financeira SA ADR	144,300
5,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	111,944
8,400		Cia Energetica de Minas Gerais ADR	178,500
2,500		Cia Siderurgica Nacional SA ADR	38,825
30,700	@	Cia Vale do Rio Doce ADR	590,975
29,100		Petroleo Brasileiro SA ADR	928,871
17,800		Tele Norte Leste Participacoes SA ADR	235,494
4,100		Votorantim Celulose e Papel SA ADR	141,655

			2,370,564

		Chile: 0.9%
28,300		Enersis SA ADR	204,893

			204,893

		China: 3.0%
270,000		China Petroleum & Chemical Corp.	110,126
242,000	@	China Shipping Container Lines Co., Ltd.	103,962
450,000		China Telecom Corp., Ltd.	145,576
118,000		Huaneng Power Intl., Inc.	95,429
374,000		PetroChina Co., Ltd.	200,386

			655,479

		Czech Republic: 1.0%
7,300		Cesky Telecom AS GDR	95,429
3,000		Komercni Banka AS GDR	110,700

			206,129

		Hong Kong: 3.6%
114,000		China Mobile Hong Kong Ltd.	347,413
224,000		China Resources Power Holdings Co.	128,515
73,000		Citic Pacific Ltd.	187,817
215,100		CNOOC Ltd.	112,478

			776,223

		India: 3.4%
9,100		Larsen & Toubro Ltd. GDR	168,350
5,450		Ranbaxy Laboratories Ltd. GDR	130,964
18,700	#	Reliance Industries Ltd. GDR	437,392

			736,706

		Indonesia: 2.4%
859,500		Bank Mandiri Persero Tbk PT	136,308
1,508,500		Bumi Resources Tbk PT	123,561
563,000		Telekomunikasi Indonesia Tbk PT	255,467

			515,336

		Israel: 3.5%
4,700	@	Check Point Software Technologies Ltd.	79,759
26,800		Makhteshim-Agan Industries Ltd.	115,635
21,800		Teva Pharmaceutical Industries Ltd. ADR	565,710

			761,104

		Malaysia: 5.1%
137,000		Commerce Asset Holdings Bhd	162,206
79,000		Gamuda Bhd	104,987
40,400		Genting Bhd	179,691
97,200		Malayan Banking Bhd	281,433
58,550		Public Bank Bhd	109,314
87,000		Telekom Malaysia Bhd	256,449

			1,094,080

PORTFOLIO OF INVESTMENTS
ING VP EMERGING MARKETS FUND, INC.	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Mexico: 7.3%
11,364		America Movil SA de CV ADR	$443,538
5,855		Cemex SA de CV ADR	164,760
5,300		Grupo Aeroportuario del Sureste SA de CV ADR	117,130
38,100		Grupo Financiero Banorte SA de CV	179,265
34,980		Grupo Mexico SA de CV	141,086
4,290		Grupo Televisa SA ADR	226,212
7,000		Telefonos de Mexico SA de CV ADR	225,890
6,665		TV Azteca SA de CV ADR	67,450
717		Wal-Mart de Mexico SA de CV	2,430

			1,567,761

		Peru: 1.1%
10,000		Cia de Minas Buenaventura SA ADR	237,500

			237,500

		Poland: 0.7%
32,500		Telekomunikacja Polska SA GDR	140,556

			140,556

		Russia: 4.4%
4,100		LUKOIL ADR	512,499
3,700		OAO Gazprom ADR	132,201
3,300		Surgutneftegaz ADR	119,163
1,300	@	Vimpel-Communications ADR	141,440
2,836		YUKOS ADR	45,660

			950,963

		South Africa: 9.7%
29,000		ABSA Group Ltd.	291,568
6,500		AngloGold Ashanti Ltd. ADR	252,850
147,100		FirstRand Ltd.	275,344
2,100		Impala Platinum Holdings Ltd.	168,324
49,000		MTN Group Ltd.	233,232
11,100		Sasol Ltd.	206,525
46,385		Standard Bank Group Ltd.	364,702
93,200		Steinhoff International Holdings Ltd.	140,340
13,900		Telkom SA Ltd.	157,998

			2,090,883

		South Korea: 17.3%
2,660		Honam Petrochemical Corp.	105,058
5,070		Hyundai Motor Co.	233,362
13,213	@	Kookmin Bank	418,698
2,680		KT Corp.	86,755
2,370		LG Chem Ltd.	89,839
2,450		LG Electronics, Inc.	140,688
2,840		POSCO	423,386
4,160		Samsung Electronics Co., Ltd.	1,652,703
2,510		Samsung Fire & Marine Insurance Co., Ltd.	144,308
500		Shinsegae Co., Ltd.	132,959
1,930		SK Corp.	88,825
1,550		SK Telecom Co., Ltd.	236,585

			3,753,166

		Taiwan: 14.6%
103,150		Asustek Computer, Inc.	226,238
10,800		AU Optronics Corp.	135,216
104,000		Benq Corp.	107,780
232,959		Chinatrust Financial Holding Co.	250,970
18,283		Compal Electronics, Inc. GDR	91,049
175,507		Compal Electronics, Inc.	174,145

PORTFOLIO OF INVESTMENTS
ING VP EMERGING MARKETS FUND, INC.	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Taiwan: 14.6% (continued)
122,959		Evergreen Marine Corp.	$120,523
14,680		Formosa Plastics Corp.	22,915
273,000		Fubon Financial Holding Co., Ltd.	250,836
73,239		HON HAI Precision Industry	252,332
13,065		MediaTek, Inc.	87,687
386,000		Mega Financial Holding Co., Ltd.	243,136
291,193		Nan Ya Plastics Corp.	424,242
414,172		Taiwan Semiconductor Manufacturing Co., Ltd.	525,830
390,419	@	United Microelectronics Corp.	235,233

			3,148,132

		Thailand: 3.2%
62,800		Advanced Info Service PCL	151,669
36,200	@	Bangkok Bank PCL	86,174
110,600	@	Kasikornbank PCL	124,207
463,900		Land and Houses PCL	106,550
27,200		PTT PCL	111,007
17,100		Siam Cement PCL	109,954

			689,561

		Turkey: 3.0%
34,834,000	@	Arcelik AS	203,613
35,475,000		KOC Holding AS	207,711
70,386,000	@	Turkiye Garanti Bankasi AS	236,101

			647,425

		United Kingdom: 1.5%
13,600		Anglo American PLC	326,743

			326,743

		Total Common Stock
		(Cost $18,260,359)	21,065,205

EQUITY-LINKED SECURITIES: 1.7%
		India: 1.7%
20,888	@	ICICI Bank Ltd	129,923
4,200	@	Infosys Technologies	154,770
4,600	@	Larsen & Toubro Ltd.	85,468

			370,161

		Total Equity-Linked Securities
		(Cost $266,020)	370,161

PORTFOLIO OF INVESTMENTS
ING VP EMERGING MARKETS FUND, INC.	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

WARRANTS: 0.6%
		India: 0.6%
42,300	@	Bharti Televentures		$134,514

				134,514

		Total Warrants
		(Cost $127,256)		134,514

		Total Long-Term Investments
		(Cost $18,653,635)		21,569,880

		Total Investments In Securities (Cost $18,653,635)*	99.9%	$21,569,880
		Other Assets and Liabilities—Net	0.1	18,679

		Net Assets	100.0%	$21,588,559

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144 A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $18,910,611.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,334,567
		Gross Unrealized Depreciation		(675,298)

		Net Unrealized Appreciation		$2,659,269

PORTFOLIO OF INVESTMENTS
ING VP EMERGING MARKETS FUND, INC.	as of September 30, 2004 (Unaudited)(continued)

Industry Group	Percentage of Net Assets

Airlines	0.5%
Auto Manufacturers	1.1
Banks	16.5
Building Materials	1.3
Chemicals	5.5
Coal	0.6
Computers	1.7
Diversified Financial Services	2.0
Electric	2.8
Electrical Components and Equipment	8.3
Electronics	2.8
Engineering and Construction	1.7
Food	0.5
Forest Products and Paper	0.7
Holding Companies—Divers	1.8
Home Builders	0.5
Home Furnishings	1.6
Insurance	0.7
Internet	0.4
Iron/Steel	2.2
Lodging	0.8
Media	1.4
Mining	8.0
Oil and Gas	11.9
Pharmaceuticals	3.2
Retail	0.6
Semiconductors	3.9
Software	0.7
Telecommunications	15.2
Transportation	1.0
Other Assets and Liabilities—Net	0.1

100.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Emerging Markets Fund, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004